Summary of accounting policies - Foreign currency translation (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Algeria | Algerian Dinar (DZD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	134.15	135.98	141.96
Period-end Rate	135.73	134.32	137.36
Cameroon | CFA Franc BEAC (XAF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	606.41	606.62	623.87
Period-end Rate	631.50	594.31	612.84
China | Yuan Renminbi (CNY)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	7.19	7.07	6.73
Period-end Rate	7.30	7.08	6.90
Ivory Coast | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	606.41	606.62	623.87
Period-end Rate	631.50	594.31	612.84
Egypt | Egyptian Pound (EGP)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	45.34	30.67	19.20
Period-end Rate	50.84	30.93	24.75
Ghana | Cedi (Ghana) (GHS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	14.48	11.69	8.99
Period-end Rate	14.72	11.97	10.20
Kenya | Kenyan Shilling (KES)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	134.89	139.98	117.60
Period-end Rate	129.37	157.01	123.50
Morocco | Moroccan Dirham (MAD)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	9.94	10.13	10.13
Period-end Rate	10.11	9.88	10.46
Nigeria | Naira (NGN)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	1,480.98	636.97	423.01
Period-end Rate	1,546.43	896.64	448.08
Portugal | Euro (EUR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	0.92	0.92	0.95
Period-end Rate	0.96	0.91	0.93
Rwanda | Rwanda Franc (RWF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	1,318.18	1,159.04	1,031.64
Period-end Rate	1,388.02	1,259.53	1,067
Senegal | CFA Franc BCEAO (XOF)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	606.41	606.62	623.87
Period-end Rate	631.50	594.31	612.84
South Africa | Rand (ZAR)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	18.33	18.45	16.37
Period-end Rate	18.83	18.30	17.02
Tunisia | Tunisian Dinar (TND)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3.11	3.10	3.08
Period-end Rate	3.18	3.07	3.11
United Republic Of Tanzania | Tanzanian Shilling (TZS)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	2,615.41	2,422.54	2,322.97
Period-end Rate	2,429.68	2,512.42	2,332.45
Uganda | Uganda Shilling (UGX)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3,756.75	3,725.37	3,682.08
Period-end Rate	3,680.02	3,780.17	3,717.61
United Arab Emirates | UAE Dirham (AED)
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Average Rate	3.67	3.67	3.67
Period-end Rate	3.67	3.67	3.67